Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying value of long-term debt, excluding leases	$ 1,498,025	$ 1,728,983
Fair value of long-term debt, excluding leases	$ 1,654,886	$ 2,005,887